Financial Instruments - Reconciliation of Changes in the Fair Value of Available for Sale Financial Assets (Details) - Level 3 of fair value hierarchy - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of fair value measurement of assets [Line Items]
Fair Value, Beginning of Year	$ 219	$ 131
Acquisitions	6	7
Transfer to Investments in Equity-Accounted Affiliates	(5)	0
Changes in Fair Value	(27)	81
Fair Value, End of Year	$ 193	$ 219